Intangible Assets and Non-current Asset Impairment - Impairment assessment (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [line Items]
Impairment loss for intangible assets	₩ 249,450	₩ 82	₩ 1,809
Lighting CGU Produce OLED Lighting Product [member]
Statement [line Items]
Impairment loss for intangible assets	230,867
Display Produces Plastic OLED [member]
Statement [line Items]
Impairment loss for intangible assets	1,395,655
Recoverable amount	₩ 1,729,209
Decrease in discount rate	0.50%
Decrease in value in use	₩ 259,221
Percentage increase in value in use	15.00%
Percentage decrease in terminal growth rate	0.50%
Decrease in value in use	₩ 169,626
Percentage decrease in value in use	9.80%
Display CGU [member]
Statement [line Items]
Percentage decrease in terminal growth rate	1.39%
Recoverable amount exceeds its carrying amount	₩ 3,568,588
Percentage increase in discount rate	1.06%